OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 1,250	$ 239
Derivative assets	10	13
Securities - FVTOCI	121	260
Restricted cash	154	161
Inventory(1)	507	435
Other	284	748
Total other non-current assets	2,326	$ 1,856
Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 31